UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       SEPTEMBER 30, 2006

Check here if Amendment [ ];                      Amendment Number: ___
This Amendment (Check only one.):             [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       NOTTINGHAM ADVISORS INC.
ADDRESS:    500 ESSJAY RD. SUITE 220
            WILLIAMSVILLE, NY 14221

Form 13F File Number:    28-04969

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kathy Strohmeyer
Title:   Operations Manager
Phone:   716-633-3800

Signature, Place, and Date of Signing:

KATHY STROHMEYER             WILLIAMSVILLE, NY                 10/24/06
----------------             -----------------                 --------
[Signature]                    [City, State]                    [Date]

Report Type       (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

         ___________________________________-  [Repeat as necessary.]

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      64

Form 13F Information Table Value Total:    $193662
                                         (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.      Form 13F File Number               Name



         [Repeat as necessary.]


Nottingham Advisors
FORM 13F
                                  30-Sep-06

                                                                                                             Voting Authority
                                                                                                             ----------------
                                Title of                  Value   Shares/  Sh/  Put/  Invstmt  Other
Name of Issuer                   class       CUSIP       x$1000)  Prn Amt  Prn  Call  Dscretn  Managers    Sole   Shared   None
------------------------------  ---------  ---------     -------  -------  ---  ----  -------  --------    -----  ------- ------

Advantexcel.com Comm Corp.      COM        00758X101          0     10000 SH           Sole                 10000
American Express Co.            COM        025816109       3340     59563 SH           Sole                 59563
Amgen Inc.                      COM        031162100       3070     42917 SH           Sole                 42917
Apache Corp.                    COM        037411105       2679     42385 SH           Sole                 42385
Apple Computer                  COM        037833100       1170     15200 SH           Sole                 15200
B J Services                    COM        055482103       2109     69990 SH           Sole                 69990
Bed Bath & Beyond Inc.          COM        075896100        558     14590 SH           Sole                 14590
Biogen Idec Inc.                COM        09062X103       2285     51132 SH           Sole                 51132
Burlington Northern Santa Fe    COM        12189T104       2650     36090 SH           Sole                 36090
Cisco Systems Inc.              COM        17275R102       3353    145804 SH           Sole                145804
Citigroup Inc.                  COM        172967101       3057     61552 SH           Sole                 61552
Conocophillips                  COM        20825C104       1954     32829 SH           Sole                 32829
Dell Inc.                       COM        24702R101       2124     92999 SH           Sole                 92999
EBay Inc.                       COM        278642103       3718    131112 SH           Sole                131112
EV3 Inc.                        COM        26928A200       1089     64015 SH           Sole                 64015
Exxon Mobil Corp.               COM        30231G102        346      5162 SH           Sole                  5162
Genentech Inc.                  COM        368710406       3218     38910 SH           Sole                 38910
General Electric Co.            COM        369604103       3709    105071 SH           Sole                105071
Hershey Company                 COM        427866108       2599     48625 SH           Sole                 48625
Home Depot Inc.                 COM        437076102       2878     79361 SH           Sole                 79361
Honeywell International         COM        438516106       2942     71937 SH           Sole                 71937
Intel Corp.                     COM        458140100       2849    138510 SH           Sole                138510
JDS Uniphase Corp               COM        46612J507        350     20000 SH           Sole                 20000
Johnson & Johnson               COM        478160104       2991     46061 SH           Sole                 46061
Lucent Technologies             COM        549463107       2297    981780 SH           Sole                981780
Marriott Intl. Inc.             COM        571903202       3143     81350 SH           Sole                 81350
Medco Health Solutions, Inc.    COM        58405U102       2847     47365 SH           Sole                 47365
Microsoft Inc.                  COM        594918104        320     11700 SH           Sole                 11700
Pfizer Inc.                     COM        717081103       2779     97979 SH           Sole                 97979
Procter & Gamble                COM        742718109       3240     52270 SH           Sole                 52270
Qualcomm Inc.                   COM        747525103       2294     63097 SH           Sole                 63097
Royal Dutch Shell PLC ADR Cl A  COM        780259206        301      4550 SH           Sole                  4550
St. Jude Medical Inc.           COM        790849103       2400     68020 SH           Sole                 68020
Staples Inc.                    COM        855030102       2705    111181 SH           Sole                111181
Texas Instruments Inc.          COM        882508104       3705    111424 SH           Sole                111424
United Technologies Corp.       COM        913017109       3597     56773 SH           Sole                 56773
Valero Energy Corp              COM        91913Y100       2251     43740 SH           Sole                 43740
Walgreen Co.                    COM        931422109       1515     34125 SH           Sole                 34125
Wells Fargo & Company           COM        949746101       1828     50515 SH           Sole                 50515
Financial Select Sector SPDR               81369Y605       3441     99397 SH           Sole                 99397
IShares Cohen & Steers Realty              464287564        283      3088 SH           Sole                  3088
IShares DJ Select Dividend Ind             464287168       6460     97248 SH           Sole                 97248
IShares MSCI Canada Index                  464286509       2673    111357 SH           Sole                111357
IShares MSCI EAFE Index                    464287465      18105    267230 SH           Sole                267230
IShares MSCI Emerging Markets              464287234       5203     53763 SH           Sole                 53763
IShares Russell 1000 Growth In             464287614       2889     55430 SH           Sole                 55430
IShares Russell 1000 Value Ind             464287598      17887    232090 SH           Sole                232090
IShares Russell Midcap Growth              464287481        263      2727 SH           Sole                  2727
IShares Russell Midcap Value I             464287473        273      2002 SH           Sole                  2002
IShares S&P Global Healthcare              464287325       2076     36345 SH           Sole                 36345
IShares S&P Small Cap 600 Inde             464287804      13819    225465 SH           Sole                225465
PowerShares FTSI RAFI U.S. 100             73935X583       1688     31085 SH           Sole                 31085
Powershares High Yield Eq Dvd              73935X302        192     12375 SH           Sole                 12375
S & P Mid-Cap 400 Dep Rcpts                595635103      16797    121995 SH           Sole                121995
Technology Select Sector SPDR              81369Y803       3070    139528 SH           Sole                139528
Utilities Select Sector SPDR               81369Y886        340     10000 SH           Sole                 10000
Amgen Inc.                                 031162100       3373     47150 SH           Sole                 47150
Amylin Pharmaceuticals Inc                 032346108        245      5550 SH           Sole                  5550
Community Bank N.A.                        203607106       2992    135000 SH           Sole                135000
Exxon Mobil Corp.                          30231G102        302      4500 SH           Sole                  4500
General Electric Co.                       369604103        668     18918 SH           Sole                 18918
Johnson & Johnson                          478160104        253      3900 SH           Sole                  3900
New York Regional Rail Corp.               649768108          1     50000 SH           Sole                 50000
Smartvideo Technologies Inc                831698105         13     10300 SH           Sole                 10300

REPORT SUMMARY                       64 DATA RECORDS     193567                   0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



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